Financial Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring	Dec. 31, 2014 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 9,998,636
Common Stock Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	9,998,636
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	9,998,636
Fair Value, Inputs, Level 3 | Common Stock Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 9,998,636